Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense and Related Tax Benefit

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Operating expenses	$658	$4,650	$3,131
General and administrative expenses	6,436	7,884	7,353
Share-based compensation expense	7,094	12,534	10,484
Tax benefit (a)	(2,011)	(2,690)	(2,154)
Total	$5,083	$9,844	$8,330
(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Schedule of Fair Value of Options Granted Weighted-Average Assumptions

During the year ended December 31, 2016, there were no options granted. During the years ended December 31, 2015 and 2014, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2015	2014
	Stock Options	Stock Options
Expected volatility	40.9%	46.3%
Expected term (in years)	6.25	6.25
Expected dividends	—	—
Risk-free interest rate	1.7%	1.9%

Summary of Option Activity

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2016 is as follows:

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2016	640	$74.02
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(3)	36.40
Outstanding — December 31, 2016	637	$74.24	6.7	$—
Exercisable — December 31, 2016	395	$90.66	5.6	$—

Summary of Restricted Stock Units Activity

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2016 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2016	249	$53.90
Granted	418	5.29
Vested	(81)	59.57
Cancelled or forfeited	(6)	34.73
Nonvested — December 31, 2016	580	$18.14